Investments accounted for using the equity method	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Investments accounted for using the equity method
11. Investments accounted for using the equity method
Equity in associates and joint ventures is as follows:

	Yen in millions
	March 31,
	2023	2024
Associates	4,169,573	4,616,598
Joint ventures	1,057,773	1,093,508

Total	5,227,345	5,710,106

The combined information of investments accounted for using the equity method (total value of TMC’s interests) is as follows:

	Yen in millions
	For the years ended March 31,
	2022	2023	2024
Net income
Associates	324,480	326,931	478,405
Joint ventures	235,866	316,132	284,732

Total	560,346	643,063	763,137

Other comprehensive income, net of tax
Associates	241,264	99,737	269,753
Joint ventures	66,187	3,295	52,361

Total	307,451	103,033	322,114

Comprehensive income
Associates	565,744	426,669	748,158
Joint ventures	302,053	319,428	337,093

Total	867,798	746,096	1,085,251